Interests in Joint operations	12 Months Ended
Dec. 31, 2024
Interests in Joint operations
Interests in Joint operations

Note 32     Interests in Joint operations

The Group has interests in joint operations, which are engaged in the exploration of hydrocarbons in Colombia, Ecuador, Brazil, and Argentina.

GeoPark is the operator in the Llanos 34, Llanos 86, Llanos 87, Llanos 104, Llanos 123, Llanos 124, Mecaya, PUT-8, PUT-9, PUT-36, Tacacho and Terecay Blocks in Colombia, and in the Espejo Block in Ecuador.

The following amounts represent the Group’s share in the assets, liabilities and results of the joint operations which have been recognized in the Consolidated Statement of Financial Position and Statement of Income:

Subsidiary /			Other	Total	Total	Net Assets/		Operating
Joint operation	Interest	PP&E	Assets	Assets	Liabilities	(Liabilities)	Revenue	profit (loss)
2024
GeoPark Colombia S.A.S.
Llanos 34 Block	45%	382,116	5,530	387,646	(4,588)	383,058	393,759	242,732
Llanos 32 Block	12.5%	13,738	36	13,774	(319)	13,455	9,742	5,925
Llanos 86 Block	50%	9,553	164	9,717	—	9,717	—	(170)
Llanos 87 Block	50%	15,498	194	15,692	(390)	15,302	4,661	(88)
Llanos 94 Block (a)	50%	—	—	—	(469)	(469)	—	(81)
Llanos 104 Block	50%	8,845	145	8,990	—	8,990	—	(149)
Llanos 123 Block	50%	34,915	1,930	36,845	(895)	35,950	31,237	12,303
Llanos 124 Block	50%	—	—	—	(97)	(97)	—	(62)
CPO-5 Block	30%	156,932	—	156,932	(1,698)	155,234	122,634	53,560
CPO-4-1 Block	50%	303	56	359	—	359	—	(60)
Amerisur Exploración Colombia Limitada Sucursal Colombia
Mecaya Block	50%	4,101	41	4,142	(9)	4,133	—	(51)
PUT-8 Block	50%	11,916	809	12,725	(33)	12,692	—	(15)
PUT-9 Block	50%	4,286	135	4,421	—	4,421	—	(30)
PUT-36 Block	50%	3,113	45	3,158	—	3,158	—	(51)
Tacacho Block	50%	—	83	83	—	83	—	(58)
Terecay Block	50%	—	25	25	—	25	—	(57)
GeoPark Ecuador S.A.
Espejo Block	50%	12,403	356	12,759	(758)	12,001	1,187	(26)
Perico Block	50%	29,228	—	29,228	(1,455)	27,773	29,380	6,699
GeoPark Brasil Exploração y Produção de Petróleo e Gas Ltda.
Manati Field	10%	4,812	1,144	5,956	(13,044)	(7,088)	2,934	(4,044)
GeoPark Argentina S.A.
Los Parlamentos Block	50%	—	—	—	(76)	(76)	—	(41)
Puelen Block	18%	—	—	—	—	—	—	(38)
(a)	On August 14, 2024, the Llanos 94 Block working interest transferred to the joint operation partner.

Subsidiary /			Other	Total	Total	Net Assets/		Operating
Joint operation	Interest	PP&E	Assets	Assets	Liabilities	(Liabilities)	Revenue	profit (loss)
2023
GeoPark Colombia S.A.S.
Llanos 34 Block	45%	354,361	5,079	359,440	(7,641)	351,799	464,146	295,556
Llanos 32 Block	12.5%	2,493	—	2,493	(655)	1,838	7,811	5,661
Llanos 86 Block	50%	5,532	227	5,759	—	5,759	—	(187)
Llanos 87 Block	50%	16,621	650	17,271	(1,211)	16,060	1,527	(17,722)
Llanos 94 Block	50%	—	—	—	(336)	(336)	—	(1,044)
Llanos 104 Block	50%	5,536	320	5,856	—	5,856	—	(186)
Llanos 123 Block	50%	16,292	1,035	17,327	(520)	16,807	8,648	4,006
Llanos 124 Block	50%	—	170	170	(166)	4	—	(7,496)
CPO-5 Block	30%	182,484	—	182,484	(1,540)	180,944	148,594	50,032
CPO-4-1 Block	50%	102	7	109	—	109	—	(96)
Amerisur Exploración Colombia Limitada Sucursal Colombia
Mecaya Block	50%	3,948	51	3,999	(40)	3,959	—	(66)
PUT-8 Block	50%	9,118	306	9,424	—	9,424	—	(8)
PUT-9 Block	50%	4,454	68	4,522	—	4,522	—	(66)
PUT-36 Block	50%	2,950	50	3,000	—	3,000	—	(2)
Tacacho Block	50%	—	103	103	—	103	—	(8)
Terecay Block	50%	—	36	36	—	36	—	(8)
GeoPark Ecuador S.A.
Espejo Block	50%	10,072	213	10,285	(467)	9,818	1,450	(1,897)
Perico Block	50%	22,231	—	22,231	(889)	21,342	17,647	258
GeoPark Brasil Exploração y Produção de Petróleo e Gas Ltda.
Manati Field	10%	5,233	17,546	22,779	(12,788)	9,991	14,019	4,955
POT-T‑785 Block	70%	160	—	160	—	160	—	—
GeoPark TdF S.p.A.
Flamenco Block	50%	—	—	—	(1,336)	(1,336)	—	(178)
Campanario Block	50%	—	—	—	(5,438)	(5,438)	—	(5,113)
Isla Norte Block	60%	—	—	—	(1,018)	(1,018)	—	(1,000)
GeoPark Argentina S.A.
Los Parlamentos Block	50%	—	—	—	—	—	—	(7,086)
Puelen Block	18%	—	2	2	(60)	(58)	—	(51)

Subsidiary /			Other	Total	Total	Net Assets/		Operating
Joint operation	Interest	PP&E	Assets	Assets	Liabilities	(Liabilities)	Revenue	profit (loss)
2022
GeoPark Colombia S.A.S.
Llanos 34 Block	45%	295,639	2,284	297,923	(2,104)	295,819	721,326	402,425
Llanos 32 Block	12.5%	2,324	—	2,324	(371)	1,953	9,791	7,066
Llanos 86 Block	50%	970	—	970	—	970	—	(60)
Llanos 87 Block	50%	15,038	—	15,038	(41)	14,997	—	(390)
Llanos 94 Block	50%	576	—	576	(233)	343	—	(5,632)
Llanos 104 Block	50%	1,001	—	1,001	—	1,001	—	(60)
Llanos 123 Block	50%	1,172	—	1,172	—	1,172	—	(60)
Llanos 124 Block	50%	1,207	—	1,207	—	1,207	—	(60)
CPO-5 Block	30%	199,748	—	199,748	(344)	199,404	184,160	69,422
CPO-4-1 Block	50%	102	—	102	—	102	—	—
Amerisur Exploración Colombia Limitada Sucursal Colombia
Mecaya Block	50%	3,908	—	3,908	(17)	3,891	—	(62)
PUT-8 Block	50%	7,927	—	7,927	—	7,927	—	(61)
PUT-9 Block	50%	4,420	—	4,420	—	4,420	—	(62)
PUT-36 Block	50%	2,931	—	2,931	—	2,931	—	(60)
Tacacho Block	50%	—	—	—	—	—	—	(3,699)
Terecay Block	50%	—	—	—	—	—	—	(300)
GeoPark Ecuador S.A.
Espejo Block	50%	10,727	593	11,320	(5,406)	5,914	—	(5,151)
Perico Block	50%	15,195	8,506	23,701	(5,315)	18,386	10,671	4,533
GeoPark Brasil Exploração y Produção de Petróleo e Gas Ltda.
Manati Field	10%	5,665	18,537	24,202	(12,602)	11,600	19,873	11,240
POT-T‑785 Block	70%	168	—	168	—	168	—	—
GeoPark TdF S.p.A.
Flamenco Block	50%	—	—	—	(1,314)	(1,314)	—	(261)
Campanario Block	50%	—	—	—	(422)	(422)	—	(115)
Isla Norte Block	60%	—	—	—	(160)	(160)	—	(131)
GeoPark Argentina S.A.
CN-V Block	50%	—	—	—	(14)	(14)	—	(131)
Los Parlamentos Block	50%	—	—	—	(93)	(93)	—	(176)
Puelen Block	18%	—	10	10	(105)	(95)	—	(69)
Sierra del Nevado Block	18%	—	1	1	(4)	(3)	—	(8)

Capital commitments are disclosed in Note 33.2.